Non-current receivables - Schedule of non-current receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Shareholders loans to joint ventures	$ 20,222	$ 16,188
Derivatives	0	1,279
Cash guarantees and deposits	57,534	48,548
Other non-current receivables	19,360	9,061
Total non-current receivables	$ 97,116	$ 75,076